Quarterly Holdings Report
for
Fidelity® Fundamental Developed International ETF
July 31, 2026
FDI-NPRT3-0926
1.9916390.101
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 1.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	3,483	157,073
Materials - 1.0%
Metals & Mining - 1.0%
IperionX Ltd (b)	7,800	16,740
Rio Tinto PLC	1,744	168,623
TOTAL MATERIALS		185,363
TOTAL AUSTRALIA		342,436
AUSTRIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	648	84,289
BELGIUM - 2.3%
Financials - 1.7%
Banks - 1.7%
KBC Group NV	2,203	316,660
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	477	122,606
TOTAL BELGIUM		439,266
CANADA - 3.0%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd	2,613	124,476
Imperial Oil Ltd	1,361	176,454
TOTAL ENERGY		300,930
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)	392	129,924
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	664	141,264
TOTAL CANADA		572,118
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	2,182	107,486
DENMARK - 1.2%
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	1,086	235,479
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	11,379	104,004
FRANCE - 7.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Orange SA	7,889	150,741
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	2,283	177,756
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	82	18,505
Financials - 0.8%
Insurance - 0.8%
AXA SA	2,858	148,109
Industrials - 3.2%
Aerospace & Defense - 2.1%
Safran SA	1,055	411,688
Electrical Equipment - 1.1%
Legrand SA	1,405	212,891
TOTAL INDUSTRIALS		624,579
Materials - 2.1%
Chemicals - 2.1%
Air Liquide SA	2,047	402,984
TOTAL FRANCE		1,522,674
GERMANY - 7.5%
Financials - 1.8%
Capital Markets - 1.0%
Deutsche Boerse AG	602	182,088
Insurance - 0.8%
Allianz SE	328	163,586
TOTAL FINANCIALS		345,674
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	3,153	161,869
Industrials - 3.6%
Aerospace & Defense - 0.7%
Rheinmetall AG	101	132,773
Electrical Equipment - 1.4%
Siemens Energy AG	1,544	262,512
Industrial Conglomerates - 1.5%
Siemens AG	875	285,196
TOTAL INDUSTRIALS		680,481
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	878	163,007
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	1,328	32,205
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	940	61,981
TOTAL GERMANY		1,445,217
HONG KONG - 1.3%
Financials - 1.0%
Insurance - 1.0%
AIA Group Ltd	16,226	163,969
Prudential PLC	2,395	36,023
TOTAL FINANCIALS		199,992
Industrials - 0.3%
Machinery - 0.3%
Techtronic Industries Co Ltd	3,384	56,958
TOTAL HONG KONG		256,950
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	2,053	189,985
ISRAEL - 0.9%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (b)	3,452	120,855
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Next Vision Stabilized Systems Ltd	733	56,956
TOTAL ISRAEL		177,811
ITALY - 3.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA/Milano (b)	4,980	42,226
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	720	48,616
Financials - 3.1%
Banks - 3.1%
FinecoBank Banca Fineco SpA	3,859	105,420
Intesa Sanpaolo SpA	19,350	145,908
UniCredit SpA	3,772	354,978
TOTAL FINANCIALS		606,306
TOTAL ITALY		697,148
JAPAN - 22.6%
Consumer Discretionary - 2.5%
Automobile Components - 0.5%
Sumitomo Electric Industries Ltd	7,255	99,588
Household Durables - 1.3%
Panasonic Holdings Corp	9,362	252,078
Specialty Retail - 0.7%
Fast Retailing Co Ltd	266	130,722
TOTAL CONSUMER DISCRETIONARY		482,388
Consumer Staples - 1.2%
Food Products - 0.7%
Ajinomoto Co Inc	4,395	137,150
Tobacco - 0.5%
Japan Tobacco Inc	2,314	103,770
TOTAL CONSUMER STAPLES		240,920
Financials - 5.2%
Banks - 4.4%
Mitsubishi UFJ Financial Group Inc	15,684	352,016
Mizuho Financial Group Inc	2,497	128,173
Sumitomo Mitsui Financial Group Inc	8,728	373,795
		853,984
Insurance - 0.8%
Tokio Marine Holdings Inc	2,896	147,690
TOTAL FINANCIALS		1,001,674
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,594	247,208
Industrials - 6.4%
Industrial Conglomerates - 2.0%
Hitachi Ltd	11,476	379,901
Machinery - 3.1%
Ebara Corp	4,218	147,346
Kawasaki Heavy Industries Ltd	8,554	148,548
Mitsubishi Heavy Industries Ltd	12,643	299,100
		594,994
Trading Companies & Distributors - 1.3%
ITOCHU Corp	21,725	275,002
TOTAL INDUSTRIALS		1,249,897
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
Advantest Corp	1,961	400,569
Disco Corp	418	153,638
Kioxia Holdings Corp (b)	308	90,016
Lasertec Corp	321	76,485
Renesas Electronics Corp	9,770	211,359
Rohm Co Ltd	1,900	51,720
TOTAL INFORMATION TECHNOLOGY		983,787
Materials - 0.7%
Chemicals - 0.7%
Shin-Etsu Chemical Co Ltd	3,717	135,499
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Sumitomo Realty & Development Co Ltd	1,734	39,266
TOTAL JAPAN		4,380,639
NETHERLANDS - 6.1%
Information Technology - 6.1%
Semiconductors & Semiconductor Equipment - 6.1%
ASM International NV	213	196,792
ASML Holding NV	550	909,616
BE Semiconductor Industries NV	323	73,841

TOTAL NETHERLANDS		1,180,249
PORTUGAL - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Comercial Portugues SA	60,785	74,650
SINGAPORE - 0.5%
Financials - 0.5%
Banks - 0.5%
United Overseas Bank Ltd	2,744	92,861
SPAIN - 5.7%
Financials - 4.8%
Banks - 4.8%
Banco Santander SA	37,609	534,218
CaixaBank SA	27,213	394,298
TOTAL FINANCIALS		928,516
Utilities - 0.9%
Electric Utilities - 0.9%
Iberdrola SA	7,803	185,809
TOTAL SPAIN		1,114,325
SWEDEN - 4.2%
Financials - 2.0%
Financial Services - 2.0%
Investor AB B Shares	8,766	378,361
Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	634	31,333
Industrials - 2.1%
Building Products - 1.4%
Assa Abloy AB B Shares	7,266	269,436
Machinery - 0.7%
Indutrade AB	5,120	128,401
TOTAL INDUSTRIALS		397,837
TOTAL SWEDEN		807,531
SWITZERLAND - 4.2%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	571	134,830
Financials - 3.5%
Capital Markets - 1.6%
UBS Group AG	6,056	318,737
Insurance - 1.9%
Zurich Insurance Group AG	468	356,478
TOTAL FINANCIALS		675,215
TOTAL SWITZERLAND		810,045
UNITED KINGDOM - 15.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc	4,818	94,934
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	7,344	232,878
Leisure Products - 0.5%
Games Workshop Group PLC	411	105,911
TOTAL CONSUMER DISCRETIONARY		338,789
Consumer Staples - 2.3%
Tobacco - 2.3%
British American Tobacco PLC ADR	5,194	315,016
Imperial Brands PLC	3,267	124,388
TOTAL CONSUMER STAPLES		439,404
Financials - 2.2%
Banks - 2.2%
Lloyds Banking Group PLC	140,123	216,612
NatWest Group PLC	22,722	216,141
TOTAL FINANCIALS		432,753
Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	1,637	278,696
Industrials - 5.4%
Aerospace & Defense - 4.2%
BAE Systems PLC	11,784	332,567
Rolls-Royce Holdings PLC	24,650	487,633
		820,200
Trading Companies & Distributors - 1.2%
Diploma PLC	2,311	227,992
TOTAL INDUSTRIALS		1,048,192
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	3,880	184,593
Utilities - 0.6%
Electric Utilities - 0.6%
SSE PLC	3,541	111,960
TOTAL UNITED KINGDOM		2,929,321
UNITED STATES - 8.7%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
InterContinental Hotels Group PLC	1,395	224,177
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	8,039	366,587
Health Care - 1.5%
Pharmaceuticals - 1.5%
Roche Holding AG	684	299,168
Industrials - 3.0%
Electrical Equipment - 3.0%
Schneider Electric SE	1,732	578,405
Materials - 1.1%
Construction Materials - 1.1%
Holcim AG	2,469	223,980
TOTAL UNITED STATES		1,692,317
TOTAL COMMON STOCKS (Cost $15,892,852)		19,256,801

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/24/2026 (Cost $49,723)	3.72	50,000	49,733

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $15,942,575)	19,306,534
NET OTHER ASSETS (LIABILITIES) - 0.4%	82,238
NET ASSETS - 100.0%	19,388,772

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	80,895	4,986,156	5,067,060	5,088	9	-	-	-
	80,895	4,986,156	5,067,060	5,088	9	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.